ACQUISITION (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Total other expenses	$ (126)		$ (284)	$ (168)	$ (4,190)	$ (5,923)	$ (9,421)
Net Loss	$ (5,722)	$ (6,580)	$ (4,025)	$ (12,302)	$ (9,567)	$ (27,277)	$ (15,132)
Basic and diluted net loss per common share (in dollars per share)	$ (1.08)		$ (0.83)	$ (2.13)	$ (2.11)	$ (5.35)	$ (5.05)
Basic and diluted weighted average common shares outstanding (in shares)	8,230,225		4,893,491	7,652,163	4,551,050	5,259,560	3,006,210
DioGenix, Inc [Member]
Net Sales			$ 0		$ 0
Operating Expenses			4,381		6,610
Loss from operations			(4,381)		(6,610)
Total other expenses			(401)		(4,424)
Net Loss	$ 5,722		$ (4,782)	$ 12,302	$ (11,034)
Basic and diluted net loss per common share (in dollars per share)			$ (0.98)		$ (2.42)
Basic and diluted weighted average common shares outstanding (in shares)			4,893,491		4,551,050